Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31, 2024	December 31, 2023
Cash and cash equivalents	21,866	19,378
Restricted cash	8,050	50
Restricted cash, non-current	5,000	5,500
Cash and cash equivalents and restricted cash	34,916	24,928

Restricted cash as of December 31, 2024 includes $8,000 as pledged, at the Company’s option, capital for a one-month interest period as per the October 2024 Alpha Bank Loan Facility (Note 8) and $50 of restricted deposits pledged as collateral for credit cards balances with one of the Company’s financial institutions. Restricted cash, non-current as of December 31, 2024 includes $2,000 of minimum liquidity requirements as per the June 2022 Piraeus Bank Loan Facility (Note 8), $2,000 of minimum liquidity requirements as per the October 2022 Danish Ship Finance Loan Facility (Note 8), $500 of minimum liquidity requirements as per the August 2021 Alpha Bank Loan Facility (Note 8), $500 of minimum liquidity requirements as per the June 2022 Alpha Bank Loan Facility (Note 8). Minimum liquidity, not legally restricted, as of December 31, 2024, of $9,500 as per the Company’s credit facilities’ covenants, is included in “Cash and cash equivalents” in the consolidated balance sheet.

Restricted cash as of December 31, 2023 includes $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Restricted cash, non-current as of December 31, 2023 includes $2,000 of minimum liquidity requirements as per the June 2022 Piraeus Bank Loan Facility (Note 8), $2,000 of minimum liquidity requirements as per the October 2022 Danish Ship Finance Loan Facility (Note 8), $500 of minimum liquidity requirements as per the August 2021 Alpha Bank Loan Facility (Note 8), $500 of minimum liquidity requirements as per the June 2022 Alpha Bank Loan Facility (Note 8), $500 of minimum liquidity requirements as per the December 2022 Alpha Bank Loan Facility (Note 8). Minimum liquidity, not legally restricted, as of December 31, 2023, of $9,600 as per the Company’s credit facilities’ covenants, is included in “Cash and cash equivalents” in the consolidated balance sheet.